Share-based Compensation - Description of share option plans (Details) ¥ in Millions	9 Months Ended
Sep. 30, 2022 CNY (¥)
Description of share option plans
Total unrecognized compensation expenses related to unvested awards	¥ 3,900.8
Weighted average remaining vesting period	3 years 8 months 12 days